Provisions for Legal Claims and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Provisions for Legal Claims and Contingent Liabilities
26. Provision for legal claims and Other provisions
The Company and its subsidiaries are responsible for several legal and administrative proceedings before different courts. Based on assessments made by the Company's legal counsel, Management makes provisions for legal claims in which the losses are rated probable when the criteria for recognition of provisioning described in Note 4.10 are met.
The Company's management believes it is impracticable to provide information regarding the timing of any cash outflows related to the lawsuits for which the Company and its subsidiaries are responsible on the date of preparation of the financial statements, in view of the unpredictability and dynamics of the Brazilian judicial, tax and regulatory systems, and that the final resolution depends on the conclusions of the lawsuits. For this reason, this information is not provided.
26.1. Change in provisions for legal claims and other provisions

	Balance as of January 1, 2025	Income				Additions (Reversals) to assets	Settlements	Transfers/Others (a)	Effect of business combination (b)	Balance as of December 31, 2025
		Provision for litigations		Construction cost	Monetary restatement
		Additions	Reversals	Additions
Provision for legal claims
Tax
Cofins	143,831	290	(1,324)	—	3,121	—	(31,204)	—	—	114,714
Others	73,401	10,071	(3,117)	—	4,386	—	(39,178)	(14,193)	—	31,370
	217,232	10,361	(4,441)	—	7,507	—	(70,382)	(14,193)	—	146,084
Labors	307,085	141,515	(52,590)	—	42,193	—	(151,043)	—	84	287,244
Employee benefits	40,469	4,773	(5,805)	—	—	—	(8,215)	—	—	31,222
Civil
Civil and administrative	168,225	190,842	(126,769)	—	22,598	—	(98,487)	170	3,149	159,728
Easements	97,971	206	(45)	(5,554)	(375)	29,996	(8,145)	(1,733)	20,229	132,550
Expropriations and property	112,035	3,979	(1,363)	2,169	3,279	(2,152)	(6,298)	(9,487)	1,224	103,386
Customers	906	206	(9)	—	216	—	(516)	—	—	803
Environmental	3,822	3,520	(6,046)	—	31	—	(6)	5,000	5,256	11,577
	382,959	198,753	(134,232)	(3,385)	25,749	27,844	(113,452)	(6,050)	29,858	408,044
Regulatory	8,951	7,962	(4,433)	—	2,914	—	(1,455)	—	—	13,939
Contingent Liabilities from Business Combinations	—	1,453	(1,532)	—	6,277	—	—	20,816	658,008	685,022
Total provisions for legal claims (Note 26.2)	956,696	364,817	(203,033)	(3,385)	84,640	27,844	(344,547)	573	687,950	1,571,555
Other provisions
Contingent consideration (Note 26.3)	—	686	—	—	(21,336)	—	—	—	383,115	362,465
	956,696	365,503	(203,033)	(3,385)	63,304	27,844	(344,547)	573	1,071,065	1,934,020
(a) Amounts refer mainly to the reclassification to Liabilities classified as held for sale (Note 37).
(b) Balances recorded as a result of the business combination described in Note 1.2, initially recorded in the total amount of R$1,071,065 (R$383,115 in contingent consideration (HPP Colíder), R$658,008 in contingent liabilities of HPP Mauá and MSG, and R$29,942 related to the consolidation of the balances of provisions for litigation of the HPP Mauá (49%) and MSG) and updated until December 31, 2025.

	Balance as of January 1, 2024	Income				Additions (Reversals) to assets	Settlements	Transfers/Others (a)	Balance as of December 31, 2024
		Provision for litigations		Construction cost	Monetary restatement
		Additions	Reversals	Additions
Tax
Cofins	133,371	—	—	—	10,460	—	—	—	143,831
Others	75,059	13,588	(9,436)	—	13,263	—	(19,073)	—	73,401
	208,430	13,588	(9,436)	—	23,723	—	(19,073)	—	217,232
Labors	386,639	157,965	(84,258)	—	6,358	—	(159,619)	—	307,085
Employee benefits	37,516	7,951	(1,311)	—	—	—	(3,687)	—	40,469
Civil
Civil and administrative	954,667	188,730	(47,880)	—	67,389	(269)	(150,812)	(843,600)	168,225
Easements	114,125	286	(1,977)	(15,308)	—	2,065	(1,220)	—	97,971
Expropriations and property	112,764	528	(2,074)	3,091	200	8,675	(10,198)	(951)	112,035
Customers	2,444	160	(198)	—	(1,365)	—	(135)	—	906
Environmental	4,593	102	(807)	—	(66)	—	—	—	3,822
	1,188,593	189,806	(52,936)	(12,217)	66,158	10,471	(162,365)	(844,551)	382,959
Regulatory	7,738	5,916	(5,034)	—	725	—	(394)	—	8,951
	1,828,916	375,226	(152,975)	(12,217)	96,964	10,471	(345,138)	(844,551)	956,696
Current	336,000								–
Noncurrent	1,492,916								956,696
(a) Reclassification mainly to Other accounts payable resulting from the closure of arbitration proceedings.
26.1.1. Contingent liabilities and contingent consideration recorded in the business combination
As a result of the assets swap with Axia, detailed in Note 1.2, the contingent consideration and contingent liabilities of the acquired interests (HPP Mauá and MSG) were recorded in the Company's liabilities on the date of the business combination. The contingent consideration refers to the lawsuits of HPP Colíder (Note 26.3). With regard to contingent liabilities, of the total of R$358,787 from MSG, R$322,800 refers to regulatory proceedings with Aneel that mainly discuss events that exclude liability due to delays in the start of transmission line operations. Of the HPP Mauá total of R$299,221, R$292,210 refers to civil lawsuits, mainly of an environmental nature arising from the construction of the plant. For the liabilities of MSG and HPP Mauá, the indemnifiable assets were recorded in proportion to Axia's share before the business combination. These amounts were updated until December 31, 2025.
26.2. Details of provisions for legal claims and contingent liabilities
The table below provides a detailed breakdown of the provisions for legal claims recorded, along with the amounts of contingent liabilities, which are present obligations arising from past events, but without provisions recognized because it is not probable an outflow of resources that incorporate economic benefits to settle the obligation.

	Description	Provisions for legal claims		Contingent liabilities
		12.31.2025	12.31.2024	12.31.2025	12.31.2024
Tax
Cofins	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.	114,714	143,831	—	10,013
INSS	Tax requirements related to the social security contribution.	—	21,951	34,496	31,854
Federal taxes	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).	21,156	25,521	12,379	19,385
ICMS (VAT)	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company's invoices.	1,874	488	7,349	28,431
IPTU	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.	4,805	6,108	198,874	199,173
ISS	City halls tax requirement as ISS on construction services provided by third parties.	445	307	73,131	66,010
Other	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment	3,090	19,026	80,757	89,332
		146,084	217,232	406,986	444,198
Labor	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).	287,244	307,085	275,670	293,076
Employee benefits	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.	31,222	40,469	12,602	10,316
Regulatory
ESBR	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.	—	—	1,216,122	1,194,489
HPP Colíder exclusion of liability	Discussion related to the process of exclusion of liability for the delay in the construction of the HPP Colíder (Note 26.3).	—	—	—	351,542
Other	Aneel's notifications about possible breaches of regulatory standards	13,939	8,951	262,756	59,532
		13,939	8,951	1,478,878	1,605,563
(continued)

	Description	Provisions for legal claims		Contingent liabilities
		12.31.2025	12.31.2024	12.31.2025	12.31.2024
Civil
Tobacco growers	Actions whose main cause is the lack of electricity causing loss of production.	66,664	68,123	9,361	16,647
Civil and administrative law	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.	93,067	100,100	169,926	254,174
Easements	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.	132,552	97,971	26,671	12,876
Expropriations and property	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confronting part, in order to preserve the limits and confrontations of the expropriated areas.	103,383	112,039	4,925	15,138
Consumers	Lawsuits seeking compensation for damages caused to household appliances, industrial and commercial machinery, compensation for moral damages resulting from the provision of services (suspension of supply) and lawsuits filed by industrial consumers, questioning the legality of the increase in electricity rates, which occurred during the Cruzado Plan, and seeking reimbursement of the amounts involved.	801	904	835	1,197
Environmental	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.	11,577	3,822	4,368	148,694
		408,044	382,959	216,086	454,765
Business Combination	Contingent liabilities of Mauá and MSG recorded as a result of business combinations as detailed in Note 26.1.1.	685,022	—	—	—
		1,571,555	956,696	2,390,222	2,807,918
26.3. Other provisions - contingent consideration
As detailed in Note 1.2, the amounts related to litigation involving the HPP Colíder that already existed prior to the asset swap transaction between Copel and Eletrobras were recorded as contingent consideration totaling R$383,115, of which R$354,403 referred to the liability exclusion action involving the dispute over the transmission system usage tariff (TUST) and monetary adjustment on energy values for the liability exclusion period. As a result of the preliminary injunction that excluded the period of delay in the HPP Colíder project from liability for the delivery of energy contracted in the Regulated Contracting Environment (“ACR”), the CCEE proceeded with the credit, valued at the PLD, of the energy previously backed to comply with the ACR contracts. However, if the lawsuit is unsuccessful, the Company must return the credited amounts, adjusted by the IGPM. These amounts had been disclosed as contingent liabilities until the date of the business combination.